Significant Items Within the Income Statement (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Non-underlying Items

	First Half
€ million	2021	2020
Acquisition and disposal-related credit/(costs)	(122)	(27)
Gain/(loss) on disposal of group companies	7	6
Restructuring costs	(306)	(391)

Non-underlying items within operating profit before tax	(421)	(412)

Tax on non-underlying items within operating profit	97	109

Non-underlying items within operating profit after tax	(324)	(303)

Net monetary gain/(loss) arising from hyperinflationary economies	(29)	21

Non-underlying items not in operating profit but within net profit before tax	(29)	21

Tax impact of non-underlying items not in operating profit but within net profit:
Taxes related to the UK tax audit of intangible income and centralised services	(6)	—
Hyperinflation adjustment for Argentina deferred tax	(28)	(7)

Non-underlying items not in operating profit but within net profit after tax	(63)	14

Non-underlying items after tax (a)	(387)	(289)

Attributable to:

Non-controlling interests	(20)	(14)
Shareholders’ equity	(367)	(275)

(a)	Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax.